Goodwill - Narratives (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Goodwill.
Impairment loss on goodwill	¥ 126,344	$ 18,067	¥ 0	¥ 0